Summary of Material Accounting Policy Information - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023
Disclosure of operating segments [line items]
Additional ownership interest acquired	0.31
Percentage of ownership	51.00%
Non-controlling interest percentage	49.00%
Current portion of long-term debt		$ 22,132	$ 36,826	$ 28,706	$ 28,706
Current portion of warrant liabilities		$ 8,886	$ 26,606	$ 21,794	21,794
Performance Share Units (PSU)
Disclosure of operating segments [line items]
Award vesting period		3 years
Performance period			3 years	3 years
Performance factor fixed			100.00%	100.00%
Total shareholder return period		3 years
Performance Share Units (PSU) | Bottom of Range
Disclosure of operating segments [line items]
Equity instruments vesting, as a percentage of grant			0.00%	0.00%
Performance Share Units (PSU) | Top of Range
Disclosure of operating segments [line items]
Equity instruments vesting, as a percentage of grant			200.00%	200.00%
Adjustment
Disclosure of operating segments [line items]
Current portion of long-term debt			$ 0		13,181
Current portion of warrant liabilities			$ 10,981		$ 21,794